Bonds Payable (Details)	12 Months Ended										0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Bonds USD ($)	Dec. 31, 2013 Bonds CNY	Dec. 31, 2012 Bonds CNY	Dec. 31, 2011 Bonds CNY	Dec. 31, 2013 Shandong Borun Bonds USD ($)	Dec. 31, 2013 Shandong Borun Bonds CNY	Jan. 29, 2013 Shandong Borun Forecast Bonds USD ($)	Jan. 29, 2013 Shandong Borun Forecast Bonds CNY	Jan. 29, 2013 Shandong Borun Forecast First tranche private placement bonds USD ($)	Jan. 29, 2013 Shandong Borun Forecast First tranche private placement bonds CNY	Jan. 29, 2013 Shandong Borun Forecast Second tranche private placement bonds USD ($)	Jan. 29, 2013 Shandong Borun Forecast Second tranche private placement bonds CNY
Bonds Payable
Debt instrument, face amount									$ 82,008,890	500,000,000	$ 57,406,223	350,000,000	$ 24,602,667	150,000,000
Debt term											3 years	3 years
Number of months following registration that entity may issue second tranche of private placement bonds											6 months	6 months
Amount of bonds issued							82,008,890	500,000,000
Face value of Bonds issued (in CNY or USD per share)							$ 16	100
Debt instrument, fixed interest rate (as a percent)							9.30%	9.30%
Debt instrument, maturity date							Apr. 16, 2016	Apr. 16, 2016
Current liabilities
Accrued expenses and other payable-Accrued bonds' interests element (note 13)	6,531,530	39,822,083	6,531,530	39,822,083
Non-current liabilities
Bonds payable-Outstanding principals	82,008,890	500,000,000	82,008,890	500,000,000
Interests incurred			6,531,530	39,822,083	0	0
Cost associated to the issuance of Bonds			2,483,229	15,140,000
Outstanding long-term deferred expenses	1,754,615	10,697,712	1,754,615	10,697,712
Amortized deferred expenses	$ 728,614	4,442,288	$ 728,614	4,442,288